Property and Equipment, net	12 Months Ended
Dec. 31, 2016
Property and Equipment, net [Abstract]
Property and Equipment, net

Note 9 — Property and Equipment, net

Property and equipment at December 31, 2016 and 2015 consisted of the following (in thousands):

	As of December 31,
	2016	2015
Computer and office equipment(1)	$2,662	$1,528
Furniture and fixtures(1)	378	274
Leasehold improvements	53	68
Software	163	253
Total	3,256	2,123
Less: accumulated depreciation and amortization(1)	(1,871)	(731)

Total Property and Equipment, Net	$1,385	$1,392

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(1)      Includes assets under capital lease arrangements (see Note 16).

Depreciation and amortization expense was $543,000 and $480,000 for the years ended December 31, 2016 and 2015, respectively.